Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		€ 1,254	€ 1,198
Debt securities at fair value through other comprehensive income	[1]	62,700	64,150
Loans and advances to credit institutions at fair value through other comprehensive income		26	26
Financial assets at fair value through other comprehensive income		63,979	65,374
of which loss allowances of debt securities		€ (135)	€ (123)

[1]	(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Note 2.1 and Appendix III)